Management Fee, Selling Commission, Platform Fees And Profit Share (Tables)	12 Months Ended
Dec. 31, 2017
Management Fee, Selling Commission, Platform Fees And Profit Share [Abstract]
Schedule Of Selling Commissions And Platform Fees

	Selling Commissions		Platform Fees		Selling Commissions and Platform Fees
	2017	2016	2017	2016	2017	2016

Series A Units	$3,342,675	$2,667,559	$—	$—	$3,342,675	$2,667,559
Series B Units	14,936	—	—	22,544	14,936	22,544
Series D Units	62	—	—	—	62	—
	$3,357,673	$2,667,559	$—	$22,544	$3,357,673	$2,690,103